Basis of presentation: (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of significant subsidiaries

All of the Company’s subsidiaries are consolidated in these consolidated financial statements. Details of the Company’s material subsidiaries and subsidiaries that are not wholly owned are as follows:

	Country of	Ownership interest
Name	Incorporation	June 30, 2026	June 30, 2025
Abundant Solar Power Inc.	USA	100%	100%
Abundant Construction Inc.	Canada	100%	100%
Solar Alliance TE HoldCo 1, LLC	USA	100%	100%
2467264 Ontario Inc.	Canada	49.90%	49.90%
OFIT GM Inc.	Canada	49.90%	49.90%
OFIT RT Inc.	Canada	49.90%	49.90%
Solar Flow-Through Funds Ltd.	Canada	100%	100%
Solar High Yield Projects #1 Ltd.	Canada	100%	100%
2344215 Ontario Inc.	Canada	100%	100%
SHY1 2012 FIT2 Ltd.	Canada	100%	100%
2343461 Ontario Inc.	Canada	100%	100%
Solar Flow-Through Project #1 (2013) Ltd.	Canada	100%	100%
Solar Flow-Through (2014) Ltd.	Canada	100%	100%
Solar Flow-Through Projects (2014 Subco F2) Ltd.	Canada	100%	100%
Solar Flow-Through (2015) Ltd.	Canada	100%	100%
SFF Solar (2015) Ltd.	Canada	100%	100%
Solar Flow-Through (2016) Ltd.	Canada	100%	100%
Solar Flow-Through (2017-I) Ltd.	Canada	100%	100%
Solar Flow-Through (2017-A) Ltd.	Canada	100%	100%
Solar Flow-Through (2018-I) Ltd.	Canada	100%	100%
Solar Flow-Through (2018-A) Ltd.	Canada	100%	100%
15155355 Canada Inc.	Canada	100%	100%
Abundant Construction Alberta Corp.	Canada	100%	100%
Icarus Whitesand Solar Limited Partnership	Canada	85.00%	85.00%
1000234763 Ontario Inc.	Canada	50.00%	50.00%
1000234813 Ontario Inc.	Canada	50.00%	50.00%
2387280 Ontario Inc.	Canada	49.90%	49.90%
2405402 Ontario Inc.	Canada	49.90%	49.90%
2405514 Ontario Inc.	Canada	49.90%	49.90%
2467260 Ontario Inc.	Canada	49.90%	49.90%
2405372 Ontario Inc.	Canada	49.90%	49.90%
2469780 Ontario Inc.	Canada	49.90%	49.90%
2405799 Ontario Inc.	Canada	49.90%	49.90%
2503072 Ontario Inc.	Canada	49.90%	49.90%
2503225 Ontario Inc.	Canada	49.90%	49.90%
2503903 Ontario Inc.	Canada	49.90%	49.90%
Northern Development Solar 2016 Inc.	Canada	49.90%	49.90%
Sunshine Solar Ontario 2016 Inc.	Canada	49.90%	49.90%
2387276 Ontario Inc.	Canada	49.90%	49.90%
2387281 Ontario Inc.	Canada	49.90%	49.90%
2387282 Ontario Inc.	Canada	49.90%	49.90%
2391395 Ontario Inc.	Canada	49.90%	49.90%
SPN LP 7	Canada	49.99%	49.99%

Schedule of impairment loss assets

The table below summarizes the reallocation of the impairment loss among asset categories:

June 30, 2025	As previously reported	Adjustment	As restated
Intangible assets	$(7,412)	$5,229	$(2,183)
Property, plant and equipment	$(837)	$(5,229)	$(6,066)